UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GoldenTree Asset Management, LP
Address: 300 Park Avenue
         21st Floor
         New York, New York  10022

13F File Number:  028-10632

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      George Travers
Title:     Chief Compliance Officer
Phone:     212-847-3459

Signature, Place, and Date of Signing:

 George Travers     New York, NY     May 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    11

Form 13F Information Table Value Total:    $111,080 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN CAP LTD               COM              02503Y103     8935  1029425 SH       SOLE                  1029425        0        0
CAESARS ENTMT CORP             COM              127686103    12742   864441 SH       SOLE                   864441        0        0
CALPINE CORP                   COM NEW          131347304     6411   372505 SH       SOLE                   372505        0        0
CBS CORP NEW                   CL B             124857202     4754   140185 SH       SOLE                   140185        0        0
GANNETT INC                    COM              364730101     7678   500865 SH       SOLE                   500865        0        0
HCA HOLDINGS INC               COM              40412C101     5002   202200 SH       SOLE                   202200        0        0
PEABODY ENERGY CORP            COM              704549104    12238   422590 SH       SOLE                   422590        0        0
PHH CORP                       COM NEW          693320202     1505    97305 SH       SOLE                    97305        0        0
TENET HEALTHCARE CORP          COM              88033G100    34490  6495340 SH       SOLE                  6495340        0        0
TRW AUTOMOTIVE HLDGS CORP      COM              87264S106    10339   222585 SH       SOLE                   222585        0        0
WESTERN UN CO                  COM              959802109     6986   396931 SH       SOLE                   396931        0        0